-----BEGIN PRIVACY-ENHANCED MESSAGE-----
Proc-Type: 2001,MIC-CLEAR
Originator-Name: webmaster@www.sec.gov
Originator-Key-Asymmetric:
 MFgwCgYEVQgBAQICAf8DSgAwRwJAW2sNKK9AVtBzYZmr6aGjlWyK3XmZv3dTINen
 TWSM7vrzLADbmYQaionwg5sDW3P6oaM5D3tdezXMm7z1T+B+twIDAQAB
MIC-Info: RSA-MD5,RSA,
 HZNmCm8pE88bnyAeu66+UkvhjRq5uqHqQUh8xi0PvRE/71TJruwp0BFivNr8IsxO
 Wstcik923ZN10Ti835Cl3Q==

<SEC-DOCUMENT>0001298596-10-000007.txt : 20100707
<SEC-HEADER>0001298596-10-000007.hdr.sgml : 20100707
<ACCEPTANCE-DATETIME>20100707103055
ACCESSION NUMBER:		0001298596-10-000007
CONFORMED SUBMISSION TYPE:	13F-HR
PUBLIC DOCUMENT COUNT:		1
CONFORMED PERIOD OF REPORT:	20100630
FILED AS OF DATE:		20100707
DATE AS OF CHANGE:		20100707
EFFECTIVENESS DATE:		20100707

FILER:

	COMPANY DATA:
		COMPANY CONFORMED NAME:			FMA ADVISORY INC
		CENTRAL INDEX KEY:			0001298596
		IRS NUMBER:				251618721
		STATE OF INCORPORATION:			PA
		FISCAL YEAR END:			1231

	FILING VALUES:
		FORM TYPE:		13F-HR
		SEC ACT:		1934 Act
		SEC FILE NUMBER:	028-10934
		FILM NUMBER:		10941162

	BUSINESS ADDRESS:
		STREET 1:		1631 NORTH FRONT STREET
		CITY:			HARRISBURG
		STATE:			PA
		ZIP:			17102
		BUSINESS PHONE:		717-232-8850

	MAIL ADDRESS:
		STREET 1:		1631 NORTH FRONT STREET
		CITY:			HARRISBURG
		STATE:			PA
		ZIP:			17102
</SEC-HEADER>

<SEQUENCE>1
<FILENAME>inftable.txt
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/10
Check here if Amendment [ X ]; Amendment Number: ___1__

This Amendment (Check only one.):
   [ X ] is a restatement.  Corrected Holdings Information
   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
				Name:	FMA Advisory, Inc.
				Address:  1631 North Front Street
						Harrisburg, PA 17102
				13F File Number: 028-10934
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Robert E. Caplan
Title:      Partner
Phone:    717-232-8850
Signature,			Place,			and Date of Signing:




Robert E. Caplan		Harrisburg, PA		July 14, 2011
Report Type (Check only one.):
				[X ] 13F HOLDINGS REPORT.
				[  ] 13F NOTICE.
				[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: None
Form 13F Information Table Entry Total: 138
Form 13F Information Table Value Total: $116,604
					(Thousands)

List of Other Included Managers:  None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE

3M Co                          COM              88579y101      775 9806.1089SH       SOLE
AT&T Corp                      COM              00206r102      629 26005.0750SH      SOLE
Abbott Laboratories            COM              002824100     1150 24586.5440SH      SOLE
Accenture PLC                  COM              g1151c101     1248 32297.5460SH      SOLE
Air Products and Chemicals Inc COM              009158106     1503 23184.3092SH      SOLE
Altria Group Inc               COM              02209s103     1186 59195.1138SH      SOLE
American Capital Ltd           COM              02503y103       75 15654.0759SH      SOLE
American Locker Group Inc      COM              027284108       70 54105.0000SH      SOLE
Amerisource-Bergen Corp        COM              03073e105     1545 48667.6811SH      SOLE
Amgen Inc                      COM              031162100     1355 25757.0000SH      SOLE
Apple Computer                 COM              037833100      537 2133.0000SH       SOLE
ArcelorMittal-NY Registered    COM              03938L104      425 15885.4050SH      SOLE
Automatic Data Processing Inc  COM              053015103      793 19702.7796SH      SOLE
BB&T Corp                      COM              054937107      625 23752.1431SH      SOLE
Bank of America Corp           COM              060505104     2328 162009.1866SH     SOLE
Bank of Nova Scotia            COM              064149107      243 5278.7660SH       SOLE
Bridge Bancorp Inc             COM              108035106      278 11447.0000SH      SOLE
Capital One Financial Corp     COM              14040h105      295 7330.6427SH       SOLE
Caterpillar Inc                COM              149123101     1784 29703.7859SH      SOLE
Cenovus Energy Inc             COM              15135U109      479 18576.7750SH      SOLE
Chevron Corp                   COM              166764100     4064 59882.4737SH      SOLE
Chubb Corp                     COM              171232101      702 14028.8470SH      SOLE
Cisco Systems Inc              COM              17275r102     1408 66062.0000SH      SOLE
Citigroup Inc                  COM              172967101      241 64182.7845SH      SOLE
Colgate-Palmolive Co           COM              194162103      923 11725.0850SH      SOLE
Computer Sciences Corp         COM              205363104      206 4550.0000SH       SOLE
ConocoPhillips                 COM              20825c104     1892 38535.1738SH      SOLE
Constellation Brands Inc       COM              21036p108      203 12978.0000SH      SOLE
Costco Wholesale Corp          COM              22160k105      768 14007.3130SH      SOLE
Covidien PLC                   COM              g2554f105      474 11796.1730SH      SOLE
Danaher Corp                   COM              235851102      370 9974.1943SH       SOLE
Deere and Co                   COM              244199105      405 7269.1512SH       SOLE
Discovery Laboratories Inc     COM              254668106        2 11000.0000SH      SOLE
Dominion Resources Inc         COM              25746u109     1577 40709.9000SH      SOLE
EMC Corporation                COM              268648102      470 25683.0000SH      SOLE
EnCana Corp                    COM              292505104      727 23962.8540SH      SOLE
Exelon Corp                    COM              30161N101     1684 44356.6216SH      SOLE
Exxon Mobil Corp               COM              30231g102     1272 22289.2546SH      SOLE
Flextronics Int'l Ltd          COM              y2573f102      364 64950.0000SH      SOLE
Ford Motor Co                  COM              345370860      153 15204.0000SH      SOLE
France Telecom Sa - Spns ADR   COM              35177q105      863 49867.9640SH      SOLE
Fulton Financial Corp          COM              360271100       98 10193.5720SH      SOLE
General Electric Co            COM              369604103     1093 75795.7985SH      SOLE
Health Care REIT Inc           COM              42217K106      969 23001.2762SH      SOLE
Hersha Hospitality Trust       COM              427825104      306 67768.0000SH      SOLE
Hess Corporation               COM              42809h107      209 4150.0000SH       SOLE
Honeywell International Inc    COM              438516106     1115 28559.4382SH      SOLE
Hudson City Bancorp Inc        COM              443683107      169 13758.3576SH      SOLE
Illinois Tool Works Inc        COM              452308109      981 23776.4129SH      SOLE
Ingersoll-Rand Plc             COM              g47791101     1887 54701.4586SH      SOLE
International Business Machine COM              459200101     1722 13946.9110SH      SOLE
JP Morgan Chase & Co           COM              46625h100      302 8257.4738SH       SOLE
Johnson & Johnson Inc          COM              478160104     2096 35495.7946SH      SOLE
Kimberly-Clark Corp            COM              494368103      713 11766.1020SH      SOLE
Kinder Morgan Energy Partners  COM              494550106     2789 42860.7462SH      SOLE
King Pharmaceuticals Inc       COM              495582108       93 12300.0000SH      SOLE
Laboratory Corporation of Amer COM              50540r409      245 3245.0000SH       SOLE
Lowe's Companies Inc           COM              548661107      957 46860.8943SH      SOLE
M&T Bank Corp                  COM              55261f104     1040 12239.4702SH      SOLE
Magellan Midstream Partners    COM              559080106     1424 30468.4956SH      SOLE
Manitowoc Company Inc          COM              563571108      736 80557.2968SH      SOLE
Market Vectors-Coal ETF        COM              57060U837      675 22651.3420SH      SOLE
Masco Corp                     COM              574599106      137 12725.0000SH      SOLE
McGraw Hill Inc                COM              580645109      282 10034.4162SH      SOLE
Medtronic Inc                  COM              585055106      238 6564.8740SH       SOLE
Metro Bancorp Inc              COM              59161R101     4883 395707.8171SH     SOLE
Microsoft Corp                 COM              594918104      601 26122.2005SH      SOLE
Monsanto Company               COM              61166w101      366 7916.6690SH       SOLE
Moog Inc                       COM              615394202      597 18515.0000SH      SOLE
Mylan Laboratories Inc         COM              628530107     1451 85130.4660SH      SOLE
NYSE Euronext                  COM              629491101      557 20142.2620SH      SOLE
Nestle SA                      COM              641069406     1330 27473.0000SH      SOLE
NextEra Energy Inc             COM              65339F101      269 5519.3790SH       SOLE
Ngas Resources Inc             COM              62912T103       12 11000.0000SH      SOLE
Nucor Corporation              COM              670346105      596 15579.4437SH      SOLE
Opko Health Inc                COM              68375n103       38 16652.0000SH      SOLE
Orrstown Financial Services In COM              687380105      259 11697.0000SH      SOLE
PNC Financial Services Group   COM              693475105     1251 22144.0220SH      SOLE
PPL Corp                       COM              69351t106      838 33590.6929SH      SOLE
Pactiv Corp                    COM              695257105      359 12875.0000SH      SOLE
Parker Hannifin                COM              701094104      994 17929.5434SH      SOLE
Paychex Inc                    COM              704326107      482 18551.8534SH      SOLE
Pepsico Inc                    COM              713448108     3891 63835.4770SH      SOLE
Pfizer Inc                     COM              717081103      175 12241.5300SH      SOLE
Philip Morris International In COM              718172109     1859 40558.7104SH      SOLE
PowerShares Emerging Markets S COM              73936t573      306 11732.6450SH      SOLE
PowerShares QQQ NASDAQ 100     COM              631100104      891 20854.8677SH      SOLE
PowerShares Water Resources Po COM              73935x575      644 42745.0100SH      SOLE
Praxair Inc                    COM              74005p104     1663 21887.2241SH      SOLE
ProShares UltraShort 20+ Yr Tr COM              74347r297      395 11120.0000SH      SOLE
Procter & Gamble Co            COM              742718109     1697 28290.1663SH      SOLE
Quest Diagnostics Inc          COM              74834l100      763 15340.4245SH      SOLE
Radian Group Inc               COM              750236101      105 14526.7150SH      SOLE
Red Hat Inc                    COM              756577102      801 27668.0000SH      SOLE
Research In Motion             COM              760975102      558 11321.0000SH      SOLE
Rite Aid Corp                  COM              767754104       47 47966.0450SH      SOLE
Royal Bank of Canada           COM              780087102     1494 31270.8850SH      SOLE
Rydex S&P Equal Weight Technol COM              78355w817      731 17338.1010SH      SOLE
SPDR Barclays High Yield Bond  COM              78464a417      257 6792.5156SH       SOLE
SPDR DB Intl Govt Infltn-Prtct COM              78464A490      311 6000.0000SH       SOLE
SPDR Dow Jones Industrial Aver COM              78467X109      270 2760.8897SH       SOLE
SPDR FTSE/Macquarie Global Inf COM              78463x855      413 11441.7754SH      SOLE
SPDR Gold Trust                COM              78463v107      330 2712.0000SH       SOLE
Sealed Air Corp                COM              81211K100      407 20663.8100SH      SOLE
Sirius XM Radio Inc            COM              82967n108       78 81750.0000SH      SOLE
Stora Enso Oyj - Spons ADR     COM              86210m106       85 11587.0000SH      SOLE
Stryker Corp                   COM              863667101     1171 23384.0831SH      SOLE
Sysco Corp                     COM              871829107      228 7970.6310SH       SOLE
T Rowe Price Group Inc         COM              74144t108     1922 43294.3591SH      SOLE
Teva Pharmaceutical Industries COM              881624209     1888 36320.3200SH      SOLE
The Goldman Sachs Group Inc    COM              38141g104      214 1631.2153SH       SOLE
The Travelers Companies Inc    COM              89417E109      505 10254.2098SH      SOLE
The Walt Disney Co             COM              254687106     1080 34292.3286SH      SOLE
Thermo Fisher Scientific Inc   COM              883556102      999 20365.0000SH      SOLE
Total SA                       COM              89151e109      354 7936.5970SH       SOLE
Triumph Group Inc              COM              896818101      709 10645.8216SH      SOLE
US Bancorp                     COM              902973304      229 10267.0000SH      SOLE
Unilever PLC - Sp ADR          COM              904767704     1148 42952.4927SH      SOLE
United Technologies Corp       COM              913017109     3223 49657.6122SH      SOLE
VF Corp                        COM              918204108      515 7229.6630SH       SOLE
Vanguard Total Stock Market ET COM              922908769      535 10180.0000SH      SOLE
Verizon Communications         COM              92343v104     1278 45622.2278SH      SOLE
Walgreen Co                    COM              931422109      438 16404.6197SH      SOLE
Waste Management Inc           COM              94106l109      239 7643.1520SH       SOLE
WellPoint Inc                  COM              94973v107      615 12572.0000SH      SOLE
Wells Fargo & Co               COM              949746101     1260 49200.3267SH      SOLE
Wilmington Trust Corp          COM              971807102      283 25553.6370SH      SOLE
Zimmer Holdings Inc            COM              98956p102     1421 26288.0008SH      SOLE
iPath MSCI India Index ETN     COM              06739f291      216 3375.0000SH       SOLE
iShares Barclays TIPS Bond ETF COM              464287176      223 2085.2770SH       SOLE
iShares DJ Select Dividend Ind COM              464287168      527 12423.3672SH      SOLE
iShares Dow Jones US Healthcar COM              464288828      828 18040.0000SH      SOLE
iShares MSCI Australia Index   COM              464286103      540 28447.7740SH      SOLE
iShares MSCI Brazil Index Fund COM              464286400      600 9710.5160SH       SOLE
iShares MSCI Canada Index Fund COM              464286509     2588 104048.3016SH     SOLE
iShares MSCI South Korea Index COM              464286772      503 11248.4580SH      SOLE
iShares iBoxx $ High Yield Cor COM              464288513      403 4751.6120SH       SOLE
iShares iBoxx Inv Grade Corp B COM              464287242      499 4603.1470SH       SOLE

</SEC-DOCUMENT>
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